SUBSEQUENT EVENTS (Details) - shares	Jul. 03, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 08, 2021
SUBSEQUENT EVENTS
Common shares, shares issued		37,159,600		138,848,177	138,825,356
Priveterra common stock, outstanding prior to the Merger		37,159,600		138,825,356	138,825,356
PRIVETERRA ACQUISITION CORP. | Class B common stock
SUBSEQUENT EVENTS
Common shares, shares issued			6,900,000	6,900,000	6,900,000	6,900,000
Priveterra common stock, outstanding prior to the Merger			6,900,000	6,900,000	6,900,000	6,900,000
PRIVETERRA ACQUISITION CORP. | Subsequent events | Class A member
SUBSEQUENT EVENTS
Common stock, shares entitled to vote	1,528,826
Common shares, shares issued	2,002,272
Priveterra common stock, outstanding prior to the Merger	2,002,272
PRIVETERRA ACQUISITION CORP. | Subsequent events | Class B common stock
SUBSEQUENT EVENTS
Common stock, shares entitled to vote	6,900,000
Common shares, shares issued	6,900,000
Priveterra common stock, outstanding prior to the Merger	6,900,000